UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE
GLOBAL EQUITY PORTFOLIO
FORM N-Q
MARCH 31, 2008

Legg Mason Partners Variable Global Equity Portfolio

Schedule of Investments (unaudited)	March 31, 2008

Shares	Security	Value

COMMON STOCKS — 98.4%
CONSUMER DISCRETIONARY — 7.5%
Automobiles — 2.1%
4,500	Peugeot SA	$349,261
10,500	Suzuki Motor Corp.	264,445
5,100	Toyota Motor Corp.	253,826
2,600	Volkswagen AG	754,584

	Total Automobiles	1,622,116

Diversified Consumer Services — 0.2%
3,500	Apollo Group Inc., Class A Shares *	151,200

Food & Staples Retailing — 0.6%
17,400	Woolworths Ltd.	460,776

Hotels, Restaurants & Leisure — 1.3%
6,100	Bally Technologies Inc. *	209,474
64,000	Compass Group PLC	409,500
7,270	McDonald’s Corp.	405,448

	Total Hotels, Restaurants & Leisure	1,024,422

Household Durables — 1.3%
6,300	Makita Corp.	197,467
5,000	Matsushita Electric Industrial Co., Ltd.	108,151
3,000	SEB SA	548,889
3,600	Snap-on Inc.	183,060

	Total Household Durables	1,037,567

Internet & Catalog Retail — 0.6%
11,225	Expedia Inc. *	245,715
2,200	Priceline.com Inc. *	265,892

	Total Internet & Catalog Retail	511,607

Media — 0.5%
6,810	DIRECTV Group Inc. *	168,820
6,040	Walt Disney Co.	189,535

	Total Media	358,355

Specialty Retail — 0.8%
5,530	Aeropostale Inc. *	149,918
4,100	Nitori Co. Ltd.	231,564
7,000	TJX Cos. Inc.	231,490

	Total Specialty Retail	612,972

Textiles, Apparel & Luxury Goods — 0.1%
5,300	Crocs Inc. *	92,591

	TOTAL CONSUMER DISCRETIONARY	5,871,606

CONSUMER STAPLES — 10.6%
Beverages — 2.7%
35,500	Coca-Cola Amatil Ltd.	275,543
8,830	Coca-Cola Co.	537,482
21,100	Diageo PLC	425,654
4,200	InBev NV	369,985
7,345	PepsiCo Inc.	530,309

	Total Beverages	2,138,973

Food & Staples Retailing — 2.8%
10,300	BJ’s Wholesale Club Inc. *	367,607
8,700	CVS Corp.	352,437
28,500	Koninklijke Ahold NV *	423,389
5,800	Safeway Inc.	170,230
44,250	Tesco PLC	332,992
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

Food & Staples Retailing — 2.8% (continued)
9,830	Wal-Mart Stores Inc.	$517,844

	Total Food & Staples Retailing	2,164,499

Food Products — 1.1%
7,300	Archer-Daniels-Midland Co.	300,468
1,100	Nestle SA, Registered Shares	550,138

	Total Food Products	850,606

Household Products — 0.7%
8,323	Procter & Gamble Co.	583,193

Personal Products — 0.8%
12,690	Alberto-Culver Co.	347,833
5,640	Herbalife Ltd.	267,900

	Total Personal Products	615,733

Tobacco — 2.5%
11,430	Altria Group Inc.	253,746
21,200	British American Tobacco PLC	795,991
6,700	Imperial Tobacco Group PLC	308,368
11,430	Philip Morris International Inc. *	578,129

	Total Tobacco	1,936,234

	TOTAL CONSUMER STAPLES	8,289,238

ENERGY — 13.4%
Oil, Gas & Consumable Fuels — 13.4%
7,100	Addax Petroleum Corp.	281,513
3,900	Apache Corp.	471,198
25,000	BG Group PLC	579,284
28,620	BP PLC	290,951
12,400	Chevron Corp.	1,058,464
9,885	ConocoPhillips	753,336
4,900	Devon Energy Corp.	511,217
14,800	El Paso Corp.	246,272
18,000	Eni SpA	614,460
22,050	Exxon Mobil Corp.	1,864,989
4,600	Hess Corp.	405,628
7,200	Occidental Petroleum Corp.	526,824
8,100	Petro-Canada	352,452
23,000	Royal Dutch Shell PLC, Class A Shares	794,594
7,100	Saipem SpA	287,702
5,400	St. Mary Land & Exploration Co.	207,900
10,590	Total SA	787,282
12,900	Williams Cos. Inc.	425,442

	TOTAL ENERGY	10,459,508

FINANCIALS — 15.9%
Capital Markets — 2.1%
7,075	Bank of New York Mellon Corp.	295,240
14,900	Federated Investors Inc., Class B Shares	583,484
1,680	Goldman Sachs Group Inc.	277,855
8,640	Merrill Lynch & Co. Inc.	351,994
10,300	TD Ameritrade Holding Corp. *	170,053

	Total Capital Markets	1,678,626

Commercial Banks — 6.8%
10,016	Alpha Bank AE	332,415
24,700	Banco Bilbao Vizcaya Argentaria SA	544,551
21,500	Banco do Brasil SA	284,622
5,143	Banco Espirito Santo SA	89,489
63,600	Banco Santander Central Hispano SA	1,268,480
4,560	Bank of Hawaii Corp.	225,994
5,040	Cullen/Frost Bankers Inc.	267,322
7,970	EFG Eurobank Ergasias	242,343
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

Commercial Banks — 6.8% (continued)
129,000	Fukuoka Financial Group Inc.	$670,449
20,350	HSBC Holdings PLC	335,369
4,100	National Bank of Greece SA	216,550
3,550	Royal Bank of Canada	165,626
6,100	Standard Chartered PLC	208,566
3,090	Toronto-Dominion Bank	189,744
8,000	Wells Fargo & Co.	232,800

	Total Commercial Banks	5,274,320

Diversified Financial Services — 1.6%
8,562	Bank of America Corp.	324,585
12,000	IFI-Istituto Finanziario Industriale SpA *	330,746
13,185	JPMorgan Chase & Co.	566,296

	Total Diversified Financial Services	1,221,627

Insurance — 4.8%
6,150	American International Group Inc.	265,988
55,911	Amlin PLC	301,681
13,400	Assicurazioni Generali SpA	603,131
8,300	Assurant Inc.	505,138
7,900	Chubb Corp.	390,892
7,769	Manulife Financial Corp.	297,002
1,450	MetLife Inc.	87,377
10,800	SCOR SE	258,073
7,750	Travelers Cos. Inc.	370,837
29,800	Unum Group	655,898

	Total Insurance	3,736,017

Real Estate Investment Trusts (REITs) — 0.5%
16,300	Annaly Capital Management Inc.	249,716
7,200	Senior Housing Properties Trust	170,640

	Total Real Estate Investment Trusts (REITs)	420,356

Real Estate Management & Development — 0.1%
14,400	Urban Corp.	61,142

	TOTAL FINANCIALS	12,392,088

HEALTH CARE — 8.2%
Biotechnology — 0.5%
6,650	Biogen Idec Inc. *	410,238

Health Care Equipment & Supplies — 0.9%
5,900	Baxter International Inc.	341,138
7,000	Kinetic Concepts Inc. *	323,610

	Total Health Care Equipment & Supplies	664,748

Health Care Providers & Services — 1.8%
6,000	Aetna Inc.	252,540
6,600	CIGNA Corp.	267,762
6,900	Health Net Inc. *	212,520
3,300	Humana Inc. *	148,038
7,500	UnitedHealth Group Inc.	257,700
6,300	WellPoint Inc. *	278,019

	Total Health Care Providers & Services	1,416,579

Life Sciences Tools & Services — 0.4%
3,700	Invitrogen Corp. *	316,239

Pharmaceuticals — 4.6%
16,800	AstraZeneca PLC	628,450
25,600	Bristol-Myers Squibb Co.	545,280
8,500	Eli Lilly & Co.	438,515
9,790	Forest Laboratories Inc. *	391,698
16,700	King Pharmaceuticals Inc. *	145,290
59,750	Pfizer Inc.	1,250,568
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

Pharmaceuticals — 4.6% (continued)
15,000	Tanabe Seiyaku Co. Ltd.	$174,394
	Total Pharmaceuticals	3,574,195

	TOTAL HEALTH CARE	6,381,999

INDUSTRIALS — 12.6%
Aerospace & Defense — 1.7%
31,400	BAE Systems PLC	302,535
2,400	Boeing Co.	178,488
7,900	Finmeccanica SpA	268,931
4,800	Northrop Grumman Corp.	373,488
1,500	Precision Castparts Corp.	153,120

	Total Aerospace & Defense	1,276,562

Commercial Services & Supplies — 0.7%
27,300	Allied Waste Industries Inc. *	295,113
8,600	R.R. Donnelley & Sons Co.	260,666

	Total Commercial Services & Supplies	555,779

Construction & Engineering — 0.6%
17,900	AMEC PLC	257,141
2,400	FLSmidth & Co. A/S, Class B Shares	237,790

	Total Construction & Engineering	494,931

Electrical Equipment — 0.8%
13,700	ABB Ltd.	368,095
31,000	Mitsubishi Electric Corp.	267,594

	Total Electrical Equipment	635,689

Industrial Conglomerates — 2.3%
15,175	General Electric Co.	561,627
112,000	Keppel Corp., Ltd.	804,032
4,150	Siemens AG, Registered Shares	450,252

	Total Industrial Conglomerates	1,815,911

Machinery — 3.3%
5,200	AGCO Corp. *	311,376
7,100	Crane Co.	286,485
4,300	Cummins Inc.	201,326
7,000	Deere & Co.	563,080
2,500	Flowserve Corp.	260,950
1,100	MAN AG	146,272
9,200	Manitowoc Co. Inc.	375,360
2,900	Terex Corp. *	181,250
3,700	Wartsila Oyj	249,980

	Total Machinery	2,576,079

Road & Rail — 0.4%
14,500	National Express Group PLC	289,344

Trading Companies & Distributors — 2.8%
30,000	Itochu Corp.	295,614
57,000	Marubeni Corp.	414,400
19,500	Mitsubishi Corp.	587,773
32,000	Mitsui & Co., Ltd.	647,306
17,800	Sumitomo Corp.	234,042

	Total Trading Companies & Distributors	2,179,135

	TOTAL INDUSTRIALS	9,823,430

INFORMATION TECHNOLOGY — 10.7%
Communications Equipment — 2.6%
25,700	Corning Inc.	617,828
35,965	Nokia Oyj	1,139,056
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

Communications Equipment — 2.6% (continued)
6,000	QUALCOMM Inc.	$246,000

	Total Communications Equipment	2,002,884

Computers & Peripherals — 3.7%
22,650	Hewlett-Packard Co.	1,034,199
10,850	International Business Machines Corp.	1,249,269
28,476	Seagate Technology	596,287

	Total Computers & Peripherals	2,879,755

IT Services — 1.1%
7,600	Accenture Ltd., Class A Shares	267,292
6,550	Computershare Ltd.	52,335
18,900	Indra Sistemas SA	544,821

	Total IT Services	864,448

Semiconductors & Semiconductor Equipment — 0.8%
20,220	Intel Corp.	428,259
8,370	Texas Instruments Inc.	236,620

	Total Semiconductors & Semiconductor Equipment	664,879

Software — 2.5%
7,600	BMC Software Inc. *	247,152
40,570	Microsoft Corp.	1,151,377
300	Nintendo Co., Ltd.	154,416
19,500	Oracle Corp. *	381,420

	Total Software	1,934,365

	TOTAL INFORMATION TECHNOLOGY	8,346,331

MATERIALS — 8.2%
Chemicals — 3.7%
5,900	Agrium Inc.	366,027
6,850	BASF AG	923,544
5,000	Bayer AG	401,106
3,350	CF Industries Holdings Inc.	347,127
3,800	Incitec Pivot Ltd.	489,786
9,500	Terra Industries Inc. *	337,535

	Total Chemicals	2,865,125

Construction Materials — 0.4%
1,800	Lafarge SA	313,374

Containers & Packaging — 0.3%
4,500	Owens-Illinois Inc. *	253,935

Metals & Mining — 3.8%
3,400	ArcelorMittal	278,770
31,200	BHP Billiton PLC	926,140
2,400	Evraz Group SA GDR	207,120
3,400	First Quantum Minerals Ltd.	275,374
4,900	Fording Canadian Coal Trust	256,216
7,480	Rio Tinto PLC	777,200
12,600	Thompson Creek Metals Co. Inc. *	229,749

	Total Metals & Mining	2,950,569

	TOTAL MATERIALS	6,383,003

TELECOMMUNICATION SERVICES — 6.2%
Diversified Telecommunication Services — 3.9%
18,358	AT&T Inc.	703,111
21,700	France Telecom SA	730,477
39,306	Telefonica SA	1,130,570
122,100	Telstra Corp., Ltd.	490,581

	Total Diversified Telecommunication Services	3,054,739

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global Equity Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

TELECOMMUNICATION SERVICES — 6.2% (continued)
Wireless Telecommunication Services — 2.3%
4,400	Bouygues SA	$279,819
30	KDDI Corp.	182,956
146	NTT DoCoMo Inc.	220,769
354,300	Vodafone Group PLC	1,061,552

	Total Wireless Telecommunication Services	1,745,096

	TOTAL TELECOMMUNICATION SERVICES	4,799,835

UTILITIES — 5.1%
Electric Utilities — 2.3%
5,250	E.ON AG	972,918
56,300	Enel SpA	597,923
2,100	Entergy Corp.	229,068

	Total Electric Utilities	1,799,909

Gas Utilities — 0.9%
4,600	Energen Corp.	286,580
105,000	Tokyo Gas Company Limited	423,743

	Total Gas Utilities	710,323

Independent Power Producers & Energy Traders — 0.3%
13,100	Calpine Corp. *	241,302

Multi-Utilities — 1.3%
7,000	OGE Energy Corp.	218,190
4,600	RWE AG	566,030
3,500	Suez SA	229,940

	Total Multi-Utilities	1,014,160

Water Utilities — 0.3%
7,500	Severn Trent PLC	211,312

	TOTAL UTILITIES	3,977,006

	TOTAL COMMON STOCKS (Cost — $76,940,139)	76,724,044

PREFERRED STOCKS — 0.7%
FINANCIALS — 0.7%
Commercial Banks — 0.7%
22,000	Banco Itau Holding Financeira SA (Cost — $564,129)	504,222

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $77,504,268)	77,228,266

Face
Amount

SHORT-TERM INVESTMENT — 1.9%
Repurchase Agreement — 1.9%
$1,516,000	State Street Bank & Trust Co. dated 3/31/08, 0.870% due 4/1/08; Proceeds at maturity - $1,516,037; (Fully collateralized by U.S. Treasury Bonds, 6.250% due 5/15/30; Market value - $1,551,463) (Cost — $1,516,000)	1,516,000

	TOTAL INVESTMENTS — 101.0% (Cost — $79,020,268#)	78,744,266
	Liabilities in Excess of Other Assets — (1.0)%	(754,114)

	TOTAL NET ASSETS — 100.0%	$77,990,152

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: GDR — Global Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Global Equity Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) (continued)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	3/31/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$78,744,266	$77,228,266	$1,516,000	—
3. Investments
At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,253,844
Gross unrealized depreciation	(4,529,846)

Net unrealized depreciation	($276,002)

4. Recent Accounting Pronouncements
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 23, 2008

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 23, 2008